Financial Instruments Per Category - Summary of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Convertible Notes	$ 324,395	$ 323,528
Derivatives (part of other current liabilities)	2
Level 2
Financial assets
Derivatives (part of Other non-current receivables')	125	1,027
Derivatives (part of other current receivables)		857
Total financial assets	125	1,884
Financial liabilities
Derivatives (part of other current liabilities)	2
Total financial liabilities	2
Level 3
Financial liabilities
Convertible Notes	324,395	323,528
Total financial liabilities	$ 324,395	$ 323,528